File  Nos. 33-87248
                                                                       811-08888
================================================================================

                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-4

Registration Statement Under the Securities Act of 1933 [ X ]



          Pre-Effective Amendment No.                   [   ]
          Post-Effective Amendment No. 4                [ X ]


Registration Statement Under the Investment Company Act of 1940



          Amendment No. 5                               [ X ]

          (check appropriate box or boxes)



                       Security Equity Separate Account 26
                           (Exact Name of Registrant)

                     Security Equity Life Insurance Company
                               (Name of Depositor)

                        84 Business Park Drive, Suite 303
                             Armonk, New York                         10504
            (Address of Depositor's Principal Executive Office)     (Zip Code)

    Depositor's Telephone Number, including Area Code: (914) 273-1290


     Name and address of Agent for Service
     Matthew P. McCauley
     General American Life Insurance Company
     700 Market Street
     St. Louis, MO 63101


     Copy to:

     Raymond A. O'Hara III
     Blazzard, Grodd & Hasenauer, P.C.
     P.O. Box  5108
     Westport, CT 06881
     (203) 226-7866



It is proposed that this filing will become effective:

[   ]     immediately upon filing pursuant to paragraph (b) of  Rule 485
[   ]     on (date) pursuant to paragraph (b) of Rule 485
[ X ]     60 days after filing pursuant to paragraph (a)(1) of   Rule 485
[   ]     on (date) pursuant to paragraph (a)(1) of rule 485




If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

   Individual Variable Annuity Contracts

                              Cross Reference Sheet
                              Pursuant to Rule 481
               Showing Location in Part A (Prospectus) and Part B
         (Statement of Additional Information) of Registration Statement
                        Information Required by Form N-4

                                     PART A

Item of Form N-4                             Prospectus Caption

1.   Cover Page. . . . . . . . . . . . . . . Cover Page
2.   Definitions . . . . . . . . . . . . . . Index of Special Terms
3.   Synopsis. . . . . . . . . . . . . . . . Highlights

4.   Condensed Financial
     Information . . . . . . . . . . . . . . Financial Statements
5.   General Description of Registrant,
     Depositor and Portfolio Companies. . .  The Company; Investment
                                             Options
6.   Deductions and Expenses. . . . . . . .  Charges and Deductions

7.   General Description of Variable
     Annuity Contracts. . . . . . . . . . .  The Annuity Contracts

8.   Annuity Period. . . . . . . . . . . . . Annuity Provisions


9.   Death Benefit . . . . . . . . . . . . . Death Benefit

10   Purchases and Contract Value. . . . . . Purchase

11.  Redemptions. . . . . . . . . . . . . .  Access to Your Money

12.  Taxes. . . . . . . . . . . . . . . . .  Taxes

13.  Legal Proceedings . . . . . . . . . . . None

14.  Table of Contents of the
     Statement of Additional
     Information . . . . . . . . . . . . . . Table of Contents of the
                                             Statement of Additional
                                             Information


                                     PART B

Item of Form N-4                             Part B Caption

15.  Cover Page. . . . . . . . . . . . . . . Cover Page
16.  Table of Contents . . . . . . . . . . . Table of Contents
17.  General Information . . . . . . . . . . Company
     and History

18.  Services. . . . . . . . . . . . . . . . Not Applicable

19.  Purchase of Securities
     Being Offered . . . . . . . . . . . . . Distribution

20.  Underwriters  . . . . . . . . . . . . . Distribution

21.  Calculation of Performance Data . . . . Performance Information
22.  Annuity Payments. . . . . . . . . . . . Annuity Provisions

23.  Financial Statements. . . . . . . . . . Financial Statements


                           PART C - OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                     PART A

                                   PROSPECTUS

                     SECURITY EQUITY LIFE INSURANCE COMPANY

                    SECURITY EQUITY SEPARATE ACCOUNTS 26 & 27
                                   PROSPECTUS
                                     FOR THE
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

This prospectus describes individual variable annuity contracts offered by Security Equity Life Insurance Company (we, us, our). The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis. The Contracts are no longer offered for sale. Existing Contract owners may continue to make additional purchase payments to their Contracts.

The Contracts have a number of current investment choices (1 Fixed Account and 7 Investment Funds). The Fixed Account is part of our general assets and provides an investment rate guaranteed by us. The seven Investment Funds available are portfolios of AIM Variable Insurance Funds, Inc. which are listed below. You can put your money in any of these Investment Funds which are offered through our separate accounts, Security Equity Separate Account 26 and Security Equity Separate Account 27.

AIM VARIABLE INSURANCE FUNDS, INC.
Managed by:  AIM Advisors, Inc.

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Diversified Income Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. International Equity Fund
        AIM V.I. Money Market Fund
        AIM V.I. Telecommunications Fund

Please read this Prospectus before investing. You should keep it for future reference. It contains important information. To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated ___________, 1999). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the Prospectus. If you wish to receive, at no charge, the SAI, call us at (800) 533-8282 (toll free) or write us at: 84 Business Park Drive, Suite 303, Armonk, New York 10504. The SEC has a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.



The Contracts:

          *    are not bank deposits
          *    are not federally insured
          *    are not endorsed by any bank or government agency
          * are not guaranteed and may be subject to possible loss of principal

The SEC has not approved these Contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

                                                               ___________, 1999



                                TABLE OF CONTENTS

                                                                            Page

INDEX OF SPECIAL TERMS

SUMMARY OF CONTRACT FEES AND EXPENSES
HIGHLIGHTS
THE COMPANY
THE ANNUITY CONTRACTS
PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Account Continuation

INVESTMENT OPTIONS
         AIM Variable Insurance Funds, Inc.
         Fixed Account
         Transfer Privilege
         Dollar Cost Averaging
         Personal Portfolio Rebalancing
         Interest Sweep Option
         Additions, Deletions or Substitutions of Investments

CHARGES AND DEDUCTIONS
         Administrative Charges
         Special Handling Fees
         Surrender Charge (Contingent Deferred Sales Charge)
         Interest Change Adjustment
         Charge-Free Amounts
         Reduction of Surrender Charge for Contracts Issued Under Group or
          Sponsored Arrangements
         Mortality and Expense Risk Charge
         Transfer Fees
         Fees and Expenses of the Funds
         Premium Tax
         Other Taxes

VARIABLE ACCOUNT
         Accumulation Units
         Value of Accumulation Units
         Net Investment Factor

ACCESS TO YOUR MONEY
         Surrenders and Partial Withdrawals
         Systematic Withdrawal Plan

DEATH BENEFIT
         Death of a Contract Owner who is the Annuitant
         Death of a Contract Owner who is not the Annuitant
         Death of the Annuitant who is not a Contract Owner
         Other Provisions
         Amount of Death Benefit
         Contracts Issued Under Section 401/457 of the Code

ANNUITY PROVISIONS
         Annuity Date
         Annuity Options
         Value of Variable Annuity Payments

FEDERAL TAX MATTERS
         Annuity Contracts in General
         Qualified and Non-Qualified Contracts
         Withdrawals - Non-Qualified Contracts
         Withdrawals - Qualified Contracts
         Withdrawals - Tax-Sheltered Annuities
         Diversification
         Section 403(b) Plans
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans Deferred Compensation Plans

YIELDS AND TOTAL RETURNS

OTHER INFORMATION
         The Separate Accounts
         Principal Underwriter
         Voting Rights
         Written Notice or Written Request
         Assignments and Changes of Ownership
         Ownership
         The Beneficiary
         Deferment of Payment
         Year 2000
         Financial Statements
         Statement of Additional Information
APPENDIX A
         Example of Surrender Charge Calculations
         Explanation of Columns in Table
         Full Surrender
         Partial Withdrawal
         Full Surrender Following Partial Withdrawal





                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.



                                                                            Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Guarantee Period
Income Phase
Funds
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral



SUMMARY OF CONTRACT FEES AND EXPENSES

Contract Owner Transaction Expenses

Surrender Charge  (contingent deferred sales charge):

After a purchase payment has been held by us for six complete years it may be withdrawn free of any surrender charge. For purchase payments held by us for less than six complete years, surrender charges are as follows (expressed as a percentage of net purchase payments withdrawn):

         Years Since Receipt of                      Surrender Charge
         Purchase Payment                               Percentage
         ----------------                               ----------
                  0                                         6%
                  1                                         5%
                  2                                         4%
                  3                                         3%
                  4                                         2%
                  5                                         1%
                  6                                         0%

Each contract year you can withdraw up to ten percent of the accumulated value of your Contract without having a surrender charge imposed. Up to twenty percent of your accumulated value may be withdrawn without a surrender charge if no withdrawals were made in the prior contract year.

Transfer Fee:

There is no charge for the first 12 transfers during a contract year. For each transfer after 12, we reserve the right to charge a fee of $25.00 or 2% of the amount transferred, whichever is less. Transfers made pursuant to the dollar cost averaging, personal portfolio rebalancing or interest sweep programs are not included in determining the number of transfers that occur in a contract year.

Annual Contract Fee:

If the accumulated value of your Contract is less than $20,000, we charge a fee of $30.00 or 2% of accumulated value, whichever is less. If your accumulated value is $20,000 or greater, or if all assets are invested in the Fixed Account, the Contract fee is waived.

Separate Account Annual Expenses:

Mortality and expense risk charge                    1.25%
Administrative expense charge                         .15%
                                                      ---
Total Separate Account annual expenses               1.40%




Investment Fund Expenses:
(expressed as a percentage of average daily net assets)


                                          Investment Management
                                                  and
                                           Administration Fees      Other Expenses     Total Expenses
                                          ---------------------     --------------     ---------------

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Capital Appreciation Fund              0.62%                   0.05%            0.67%
AIM V.I. Diversified Income Fund                0.60%                   0.17%            0.77%
AIM V.I. Global Growth and Income Fund*         1.00%                   ____%            ____%
AIM V.I. Government Securities Fund             0.50%                   0.26%            0.76%
AIM V.I. International Equity Fund              0.75%                   0.16%            0.91%
AIM V.I. Money Market Fund                      0.40%                   0.18%            0.58%
AIM V.I. Telecommunications Fund*               1.00%                   ____%            ____%

* Estimated.  These Funds have not yet commenced investment operations.

Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrendered your contract after the end of the specified time period;

     (b) if you do not surrender your contract after the end of the specified time period;

     (c) if you annuitize after the end of the specified time period.

                                                     Time       Periods
                                         1 year      3 years    5 years     10 years
                                         ------      -------    -------     --------
AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Capital Appreciation Fund       (a)$____    (a)$____   (a)$____    (a)$____
                                         (b)$____    (b)$____   (b)$____    (b)$____
                                         (c)$____    (c)$____   (c)$____    (c)$____

AIM V.I. Diversified Income Fund         (a)$ 93     (a)$120    (a)$150     (a)$257
                                         (b)$ 23     (b)$ 70    (b)$120     (b)$257
                                         (c)$ 93     (c)$120    (c)$120     (c)$257

AIM V.I. Global Growth and Income Fund   (a)$____    (a)$____   (a)$____    (a)$____
                                         (b)$____    (b)$____   (b)$____    (b)$____
                                         (c)$____    (c)$____   (c)$____    (c)$____

AIM V.I. Government Securities Fund      (a)$____    (a)$____   (a)$____    (a)$____
                                         (b)$____    (b)$____   (b)$____    (b)$____
                                         (c)$____    (c)$____   (c)$____    (c)$____

AIM V.I. International Equity Fund       (a)$ 84     (a)$114    (a)$147     (a)$271
                                         (b)$ 24     (b)$ 74    (b)$127     (b)$271
                                         (c)$ 84     (c)$114    (c)$127     (c)$271

AIM V.I. Money Market Fund               (a)$ 81     (a)$104    (a)$130     (a)$237
                                         (b)$ 21     (b)$ 64    (b)$110     (b)$237
                                         (c)$ 81     (c)$104    (c)$110     (c)$237

AIM V.I. Telecommunications Fund         (a)$____    (a)$____   (a)$____    (a)$____
                                         (b)$____    (b)$____   (b)$____    (b)$____
                                         (c)$____    (c)$____   (c)$____    (c)$____

Notes to Table of Fees and Expenses and Examples

1. For the purposes of calculating the values in the above examples, we have translated the administration fees into an annual asset charge of 0.070%, based on the total annual administrative charges collected in 1998 divided by the average total assets held under the Contracts offered by this Prospectus.

2. The purpose of the table above is to help you understand the costs and expenses that a variable annuity contract owner will bear directly or indirectly.

3. Note that the expense amounts in the examples are aggregate amounts for the Investment Funds for the number of years indicated.

4. For a more complete description of the Investment Funds' fees and expenses, see the Investment Funds' Prospectuses.

5. From time to time, AIM in its sole discretion may waive receipt of its fees and voluntarily assume certain Investment Fund expenses. AIM currently has undertaken to assume the expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by each Investment Fund, to the extent such expenses exceed the Investment Management and Administration fees, as set forth above, by more than 0.25%.

6. The examples above are not a representation of past or future expenses, and the Investment Funds' actual expenses may be higher or lower than those shown.

7. Neither the table nor the examples reflect any premium tax that may be applicable to a contract; such taxes currently range from 0% to 3.5%. For a complete description of Contract costs and expenses, see the section titled "Charges and Deductions," in this Prospectus.

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Funds. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit as well as other insurance related benefits. If you choose to have your money invested in the Investment Funds you will bear the entire investment risk.

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis. You can make withdrawals during this phase. However, the earnings you take out will be taxed as income, and we may assess a surrender charge of up to 6% of the amount you withdraw. The income phase occurs when you begin receiving regular payments from your Contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the Investment Funds you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look. If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will give you back your purchase payments. In some states we are required to give you back the value of your contract that is invested in the Investment Funds plus any purchase payments you allocated to the Fixed Account.

Tax Penalty. The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on these earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information or require assistance after you purchase a Contract, please contact us at:

         Security Equity Life Insurance Company
         Annuity Service Office
         P.O. Box 208
         Armonk, New York 10504
         (800) 533-8282

All inquiries should include the Contract number and the name of the contract owner and/or the annuitant.

                                   THE COMPANY

Security Equity Life Insurance Company ("Security Equity") is a company domiciled in New York. It is a wholly-owned subsidiary of General American Life Insurance Company ("General American"), a stock insurance company domiciled in Missouri.

Security Equity was incorporated in 1983 under the laws of the State of New York as a wholly-owned subsidiary of Security Mutual Life Insurance Company of New York. It was purchased by General American on December 31, 1993. Security Equity is licensed to do business in 40 states of the United States and the District of Columbia. The principal office of Security Equity is located at 84 Business Park Drive, Suite 303, Armonk, NY 10504. The telephone number is (914) 273-1290.

Security Equity is principally engaged in writing individual and corporate owned life insurance policies and annuity contracts. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of Security Equity to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Accounts.

On August 10, 1999, General American consented to an Order of Administrative Supervision with the Missouri Department of Insurance. It advised the Department of its inability to meet substantial demands for surrenders arising from its institutional funding agreement business without jeopardizing interest of its other policyholders. Under the Order, General American is allowed to continue its normal course of business.

In 1993, General American formed a marketing relationship with ARM Financial to offer a highly specialized portfolio of funding agreements to institutional investors. General American ceded 50% of the business to an ARM subsidiary. In June of this year, ARM put itself up for sale, announcing that it was de-emphasizing its involvement in the institutional business. This led to General American's recapture of the ARM portion of the business, approximately $3.4 billion in assets and related liabilities. Moody's Investor Services reviewed these events and lowered General American's financial strength rating from A2 to A3. A significant number of the institutional investors reacted to Moody's action by recalling their assets. While General American is fully capitalized to meet these obligations, the unexpected volume of recalls created severe pressure on General American's liquidity position and the ability to convert the assets within the tight time frame required. Defaults on the institutional business caused the rating agencies to rate General American below investment grade.

                              THE ANNUITY CONTRACTS

This Prospectus describes the variable annuity contracts that we are offering.

An annuity is a Contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your Contract is in the accumulation phase. Once you begin receiving annuity payments, your Contract enters the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the Investment Funds, and depending upon market conditions, you can make or lose money in any of these Investment Funds. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the investment performance of the Investment Fund(s) you select. If you select the fixed annuity portion of the Contract, the value will depend upon the interest we credit to the Fixed Account.

The Contract is available to individuals seeking annuity contracts entitled to favorable tax treatment under the Internal Revenue Code ("Code") as traditional Individual Retirement Annuity (IRA) plans and qualified plans under Sections 401, 403 and 457. The Contract is also available to individuals not entitled to any special tax benefits under the Code. The rights and benefits of the Contracts are described below and in the Contract; however, Security Equity reserves the right to make any modification to conform the Contract to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

PURCHASE

You can purchase this Contract by completing an application and providing us with an initial purchase payment. We will not issue a Contract after the first day of the first month following the annuitant's 90th birthday.

Purchase Payments

The minimum initial purchase payment permitted is $2,000. Each purchase payment made thereafter must be for at least $100. The amount of purchase payments made in the first Contract year may be limited to the greater of double your initial purchase payment or $25,000. Afterwards, the purchase payments allowed each Contract year cannot exceed the annual equivalent of twice the amount of purchase payments made in the first Contract year. Any purchase payments over this amount, or any purchase payments that would cause the accumulated value of your Contract to exceed $1,000,000, will be accepted after our prior approval.

You can make purchase payments at any time prior to:

     *    the annuity date;
     *    full surrender of the Contract; or
     *    your death or the death of the annuitant.

Instead of making the minimum initial purchase payment of $2,000, you may elect to deposit your initial purchase payment in monthly installments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from your checking account and applied as a purchase payment under your Contract. The PAC procedure can also be used to make additional purchase payment deposits. The minimum monthly PAC deduction must be at least $100 and you can cancel at any time by contacting us at least 5 business days prior to the next scheduled withdrawal.

Allocation of Purchase Payments

You specify how you want your purchase payments allocated. You may allocate each purchase payment to one or more of the Investment Funds and/or the Fixed Account. However, the requested allocations must be in whole number percentages and total 100%. The minimum initial allocation to any Investment Fund and/or the Fixed Account must be at least $500. You can change the allocation instructions for future purchase payments. If any of the investment options are no longer offered by us when you make an allocation, we will contact you to secure new allocations.

If the application is in good order, your initial purchase payment will be credited within two business days after we receive your application. However, if your application is not in good order (missing information, etc.), we may retain the initial purchase payment for up to five business days while attempting to complete the application. If the application cannot be made in good order within five business days, the initial purchase payment will be returned immediately to you unless you consent in writing to us retaining the initial purchase payment until the application is in good order. Subsequent purchase payments are credited within one business day.

Our business days are each day when both we and the New York Stock Exchange are open for business. Our business day ends when the New York Stock Exchange closes, usually 4:00 PM Eastern Time.

Account Continuation

Your Contract will stay in force until the earlier of the annuity date, surrender of the Contract, or your death or the death of the annuitant. However, we may cancel your Contract at the end of any two consecutive Contract years when no purchase payments have been made if:

     (i) the total purchase payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     (ii) the accumulated value at the end of such two year period is less than $2,000.

Upon cancellation, we will pay you the accumulated value computed as of the valuation period when the cancellation occurs less any administrative charges. Cancellation of your Contract could have adverse tax consequences.

                               INVESTMENT OPTIONS

The Contract gives you the choice of allocating purchase payments to our Fixed Account, or to one or more of the Investment Funds listed below. Additional Investment Funds may be available in the future.

Each of these Investment Funds has a separate prospectus that is provided with this Prospectus. You should read the Investment Fund Prospectus before you decide to allocate your assets to the Investment Fund.

AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each Portfolio. Each Portfolio pays Investment Management and Administration Fees to AIM Advisors, Inc. The following Portfolios will be available under your contract:

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Diversified Income Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. International Equity Fund
        AIM V.I. Money Market Fund
        AIM V.I. Telecommunications Fund

THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT FUNDS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES, OR THAT ATTAINMENT CAN BE SUSTAINED.

Fixed Account

Under the Fixed Account option, you choose among various time periods to which you allocate purchase payments or transfers. These time periods are established by us and are referred to as Guarantee Periods. Each Guarantee Period will have a duration of at least one year. The Guarantee Period selected will determine the interest rate we credit to your Contract. You may select one or more Guarantee Period(s) from among those we make available.

OUR MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE GUARANTEED INTEREST RATES, EXCEPT THAT WE GUARANTEE THAT FUTURE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR COMPOUNDED ANNUALLY.

Transfer Privilege

At any time during the accumulation period you may transfer all or part of your accumulated value to any of the Investment Funds and/or the Fixed Account, subject to the following conditions:

     (1) transfers from the Fixed Account are not allowed during the first twelve months of the Guarantee Period you choose;

     (2) transfers must be made by written request or by telephone, provided we have a telephone authorization in good order completed by you;

     (3) transfers from an Investment Fund or a Guarantee Period of the Fixed Account must be for at least $500, or the entire amount if less than $500;

     (4) any accumulated value remaining in an Investment Fund or Guarantee Period of the Fixed Account may not be less than $500, or the request may be treated as a request to transfer the entire amount in that Investment Fund; and

     (5) currently, you may make up to twelve transfers in a year (one per calendar month). This limitation does not apply to transfers made under the dollar cost averaging, personal portfolio rebalancing or interest sweep programs.

Transfers involving an Investment Fund may further be limited by additional terms and conditions imposed by the Investment Funds. You must instruct us as to what amounts you want transferred from each Investment Fund and Guarantee Period of the Fixed Account. A transfer will be effective on the date we receive your transfer request. We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

Dollar Cost Averaging

The dollar cost averaging program allows you to systematically transfer a set amount from a selected Investment Fund or the Fixed Account to any of the other Investment Funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Under the dollar cost averaging program you must designate at least $2,000 for investment. Transfers from the _______________ Fund, ________________ Fund, _______________ Fund, _________________ Fund, the _________________ Fund, or the
Dollar Cost Averaging Guarantee Periods will continue until the dollar amount requested has been transferred or the accumulated value in the Investment Fund or Guarantee Period is exhausted, whichever is sooner. Dollar cost averaging transfer allocations for a Guarantee Period or Investment Fund which is no longer offered will remain in that Investment Fund until you change the allocation instructions.

Transfers made under the dollar cost averaging program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the dollar cost averaging program at any time.

Personal Portfolio Rebalancing

The accumulated value allocated to each Investment Fund increases or decreases at different rates depending on the investment performance of the Investment Fund. Personal portfolio rebalancing automatically reallocates the accumulated value in the Investment Funds and Guarantee Periods to maintain your selected allocation. The goal of the personal portfolio rebalancing is to assist you by selling from the Investment Funds that have appreciated most, and purchasing additional units in the Investment Funds or Guarantee Periods that have appreciated least.

You may choose the specific investment options that you want included in your personal portfolio. However, the personal portfolio must contain at least two investment options and may include all available investment options.

You may select rebalancing on a monthly, quarterly, semiannual, or annual basis. The minimum amount that will be transferred from any Investment Fund or Guarantee Period under this program is the greater of $50 or 0.5% of the accumulated value of that Investment Fund or Guarantee Period. Certain Investment Funds and personal portfolio rebalancing Guarantee Periods are available investment options under this program. The number of available investment options may change. The designated allocation can be changed at any time upon your written request.

Transfers made under the personal portfolio rebalancing program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the personal portfolio rebalancing program at any time. Participation in the personal portfolio rebalancing program does not assure that you will profit from purchases under the program nor will it prevent or lessen losses in a declining market.

Interest Sweep Option

Under this program we will automatically transfer earnings from selected Guarantee Periods in your Fixed Account, which are called Interest Sweep Guarantee Periods, to one or more selected Investment Funds. By allocating these earnings to the Investment Funds, you can pursue further growth in the value of your Contract through more aggressive investments. If you have allocated net purchase payments or transfers to more than one Interest Sweep Guarantee Period, the Interest Sweep transfer will occur from the oldest Interest Sweep Guarantee Period. We will transfer a minimum of $25 from the Interest Sweep Guarantee Period to the designated Investment Funds. These transfers can be made on a monthly, quarterly, semiannual, or annual basis.

Transfers made under the interest sweep program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the interest sweep program at any time. The interest sweep option does not assure profit and does not protect against loss in declining markets.

Additions, Deletions or Substitutions of Investments

We may be required to substitute one of the Investment Funds you have selected with another Investment Fund. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of either of these actions.

                             CHARGES AND DEDUCTIONS

The full amount of your initial purchase payment, less any applicable tax, is invested in the investment option(s) you choose.

Administrative Charges

Annual Contract Fee. On the last day of each Contract year, we deduct an annual Contract fee, which we refer to as an account fee, to compensate us for expenses relating to the issue and maintenance of your Contract and your account. For Contract years ending prior to December 31, 1999, we will deduct the lesser of $30 or 2% of the accumulated value of your Contract if your accumulated value is less than $20,000. Afterwards, the account fee may be adjusted annually subject to the following:

     * in no event will the fee be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31, 1992; and

     *    in no event will it exceed $50.

The account fee will be waived if your Contract has an accumulated value of $20,000 or more. Also, we will not deduct an account fee if you allocated all of the accumulated value of your Contract to our Fixed Account during the entire previous Contract year. We will deduct the account fee if you make a full surrender of your Contract or upon your death or the annuitant's death.

During the income phase, the account fee will be deducted in equal amounts from each variable annuity payment made during the year. This deduction will not be made from fixed annuity payments.

Also, the net investment factor incorporates an administrative expense charge at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an annual rate of 0.15% to reimburse us for those administrative expenses attributable to your Contract, your account, and the separate accounts which exceed the revenues received from the account fee. We believe the administrative expense charge and the account fee have been set at a level that will recover no more than the actual costs of administering your Contract.

Special Handling Fees

We reserve the right to charge a special handling fee to recover costs associated with certain activities and requests. These activities and requests include: wire transfer charges ($11.50), checks returned to us for insufficient funds ($15), Interest Change Adjustment estimations in excess of four annually ($10), minimum distribution calculations ($10), annuitization calculations in excess of four annually ($10), duplicate contracts ($25), and additional copies of confirmation notices or quarterly statements (currently no charge).

This fee will be deducted from the first available option in this list:

         (a)  Money Market Fund;
         (b)  Variable Fund with the largest accumulated value;
         (c)  Guaranteed Interest Option.

The fee for special handling will not exceed $50 per request. We do not expect to profit from these charges.

Surrender Charge (Contingent Deferred Sales Charge)

We may deduct a surrender charge on certain surrenders and withdrawals to cover our expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

When you make a full surrender of your Contract or partial withdrawal of accumulated value, we will apply a surrender charge to the gross withdrawal amount, excluding any applicable charges from the Fixed Account or administrative charges. This surrender charge will apply to purchase payments made within six complete years measured from the date the purchase payment is received by us. The surrender charge schedule is as follows:

     Complete Years Since Receipt                     Surrender
     of  Purchase Payment                          Charge Percentage
     --------------------                          -----------------
              0                                            6%
              1                                            5%
              2                                            4%
              3                                            3%
              4                                            2%
              5                                            1%
              6+                                           0%

When you make a surrender or partial withdrawal, the amounts that you withdraw will be done on a "first in first out" (FIFO) basis. Purchase payments which we received more than six years before the date of your withdrawal will not be subject to a surrender charge. If you withdraw all of your purchase payments, further withdrawals will be made from your earnings without incurring a surrender charge. If your accumulated value is less than the purchase payments subject to a surrender charge, the surrender charge will only be applied to your accumulated value.

We will not assess a surrender charge in the event of annuitization with us after three Contract years, or on death of the annuitant if the date of issue is prior to the annuitant's 80th birthday. Currently, however, we assess surrender charges upon annuitization within three Contract years only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments for a period of less than ten years.

If revenues from surrender charges are not sufficient to cover certain sales-related expenses, we will bear the shortfall. If the revenues from surrender charges exceed such expenses, we will retain the excess. We do not currently believe that the surrender charge revenues will cover the expected sales-related expenses.

Interest Change Adjustment

If you make a full surrender or partial withdrawal from the Fixed Account before thirty days prior to the expiration date of the Guarantee Period you selected, you may be subject to an Interest Change Adjustment deduction.

Charge-Free Amounts

You can withdraw up to 10% of your accumulated value each year without incurring a surrender charge. We refer to this as the charge-free amount. After your first Contract anniversary, you can withdraw up to 20% of your accumulated value without charge if you did not make any charge-free withdrawals in the prior Contract year.

The charge-free amounts withdrawn will not reduce the purchase payments still subject to a surrender charge. The charge-free amount does not apply upon full surrender.

Reduction of Surrender Charge for Contracts Issued Under Group or Sponsored Arrangements

Contracts may be sold to members of a class of associated individuals or to a trustee, an employer, or some other entity representing such a class. We may waive or reduce the surrender charge on some policies when the sales efforts and administrative costs are lower due to various factors such as:

     * the expected number of participants and the amount of purchase payments anticipated;

     *    the nature of the group, association or class;

     *    the expected  persistency and the possibility of favorable  mortality;
          and

     *    the amount and timing of the premium payment; and any selling cost.

Any reductions will be made uniformly to all individuals falling in the class benefitting from the reduction. We may also modify the criteria for qualification for sales charge reductions as experience is gained, subject to the limit that such reductions will not be unfavorably discriminatory against the interest of any Contract owner.

Mortality and Expense Risk Charge

During the accumulation period and after annuity payments begin, the net investment factor incorporates charges to cover mortality and expense risk at the end of each valuation period as a percentage of the accumulated value in the Investment Funds. This charge is 1.25% annually (1.00% for mortality risk and
 .25% for expense risk).

The mortality risk that we assume is that annuitants may live for a longer period of time than estimated when the guarantees in your Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity date. The expense risk that we assume is the risk that the surrender charge and administrative charges will be insufficient to cover actual future expenses.

Transfer Fees

For each transfer in excess of twelve during the Contract year, we charge an amount equal to the lesser of $25 or 2% of the amount transferred. Currently, Contract owners are limited to no more than twelve transfers per year. Transfers made under the dollar cost averaging program, the personal portfolio rebalancing program, or the interest sweep program are not included in determining the amount of transfers. Transfers from the Fixed Account may be subject to an Interest Change Adjustment deduction.

Fees and Expenses of the Funds

There are deductions from and expenses paid out of the assets of the various Investment Funds, which are described in the attached Fund prospectuses.

Premium Tax

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your Contract for them. Some of these taxes are due when your Contract is issued, and others are due when annuity payments begin. When a premium tax is due at the time you make a purchase payment, we will deduct from the payment such tax. Premium taxes generally range from 0% to 3.5%, depending on the state.

We reserve the right to defer or waive the charge assessed for premium tax in certain jurisdictions until your Contract is surrendered or until your death. We will notify you in writing before exercising our right to collect deferred premium tax from the accumulated value.

Other Taxes

We charge in the future for any tax or economic burden we incur attributable to the separate accounts or to the Contracts.

                                VARIABLE ACCOUNT
Accumulation Units

We will establish an account in your name for each Investment Fund to which you allocate purchase payments or transfer amounts. Purchase payments and transfer amounts are allocated to Investment Funds and credited in the form of accumulation units.

The number of accumulation units credited to each account is determined by dividing the purchase payment or transfer amount for the account by the value of an accumulation unit for that Investment Fund for the valuation period during which the purchase payment or transfer request is credited. The number of accumulation units in any account will be increased at the end of a valuation period by any purchase payments allocated to the corresponding Investment Fund during that valuation period and by any accumulated value transferred to that Investment Fund from another Investment Fund or from a guarantee period during that valuation period. The number of accumulation units in any account will be decreased at the end of a valuation period by any transfers of accumulated value out of the corresponding Investment Fund, by any partial withdrawals or surrenders from that Investment Fund, and by any administrative charges or surrender charge deducted from that Investment Fund during that valuation period.

Value of Accumulation Units

The value of accumulation units in each Investment Fund will vary from one valuation period to the next depending upon the investment results of the particular Investment Fund. The value of an accumulation unit for each Investment Fund was arbitrarily set at $12 for the first valuation period. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such Investment Fund for the valuation period for which the value is being determined.

Net investment factor

Each business day we will calculate each Investment Fund's net investment factor. An Investment Fund's net investment factor measures its investment performance during a valuation period. The net investment factor for each investment fund for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     Where (a) is: (1) the net asset value per share of an Investment Fund share held in the Investment Fund determined at the end of the current valuation period, plus (2) the per share amount of any dividend or capital gain distribution made by an Investment Fund on shares held in the Investment Fund if the "ex-dividend" date occurs during the current valuation period.

     Where (b) is: the net asset value per share of an Investment Fund share held in the Investment Fund determined as of the end of the immediately preceding valuation period.

     Where (c) is: a factor representing the charges deducted from the Investment Fund on a daily basis for mortality and expense risks and administrative expenses. Such factor is equal, on an annual basis, to 1.40% (1.25% for mortality and expense risk and 0.15% for administrative expenses).

The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same. The value of an annuity unit, described in the Statement of Additional Information, is also affected by the net investment factor.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making a withdrawal (either a partial or a complete withdrawal);

     *    when a death benefit is paid; or

     *    by electing to receive annuity payments.

Surrenders and Partial Withdrawals

You may surrender your Contract or make a partial withdrawal to receive all or part of the accumulated value of your Contract at any time before you begin receiving annuity payments and while the annuitant is living.

A full surrender will result in a cash withdrawal payment equal to the accumulated value of your Contract, less any applicable administrative charges, interest charge adjustment, and surrender charge. If you request a partial withdrawal, it will result in a reduction in your accumulated value equal to the amount you receive plus any applicable surrender charge, administrative charges and interest change adjustment.

There is no limit on the frequency of partial withdrawals. However, the minimum amount that you may withdraw is $500 or your entire balance in the Investment Fund or Guarantee Period, if less. If you do not tell us otherwise, the amounts that we will withdraw from the Investment Funds will be on a pro rata basis. If you make a partial withdrawal from the Fixed Account, you may be subject to further limitations.

If, after the withdrawal (and deduction of any applicable administrative charges, interest change adjustment and surrender charge), the amount remaining in the Investment Fund is less than $500, we may treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Fund. If a partial withdrawal plus any applicable administrative charges, interest change adjustment and surrender charge would reduce the accumulated value to less than $500, we may treat the partial withdrawal as a full surrender of your Contract.

The amount you receive can be less than the amount requested if your accumulated value is insufficient to cover applicable charges. Any withdrawal request cannot exceed the accumulated value of your Contract. If a partial withdrawal would result in the remaining accumulated value being lower than the surrender charges due, the partial withdrawal request will be treated as a full surrender.

We will, upon request, provide you with an estimate of the amounts that would be payable in the event of a full surrender or partial withdrawal. We reserve the right to charge a reasonable fee to recover the administrative expenses associated with these requests.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. If at the time you make a written request for a full surrender or a partial withdrawal, you do not provide us with a written election not to have Federal income taxes withheld, we must by law withhold such taxes from the taxable portion of any surrender or withdrawal.

Systematic Withdrawal Plan

We administer a systematic withdrawal plan ("SWP") which allows you to authorize periodic withdrawals during the accumulation period. If you enter into a SWP agreement, you will instruct us to withdraw selected amounts from your Contract on a monthly, quarterly, semiannual or annual basis. In requesting a SWP, you must specify the amounts to be withdrawn from each Investment Fund and Guarantee Period, if any. If you do not so specify, the total amount including any applicable surrender charges will be deducted from all Investment Funds pro-rata. Currently, the SWP is available if you request a minimum $200 periodic withdrawal. Amounts withdrawn may be subject to a surrender charge. Amounts withdrawn from the Fixed Account may be subject to the interest change adjustment and other restrictions. Withdrawals taken under the SWP may also be subject to the 10% Federal penalty tax on early withdrawals and to income taxes. The SWP may be terminated at any time by you or us.



                                  DEATH BENEFIT

In every case of death, we must receive proof of your death or the death of the annuitant before we are obliged to act. The annuitant is the person whose life we look to when we make annuity payments.

Death of a Contract Owner who is the Annuitant.

If you die during the accumulation phase, and if your surviving spouse is the beneficiary, the spouse may continue the Contract as the new owner. The death benefit, if more than the accumulated value, will be paid to the surviving spouse by crediting the Contract with an amount equal to the difference between the death benefit and the accumulated value. If your surviving spouse is not the beneficiary, the death benefit will become payable to the beneficiary.

If you die during the income phase, we will not pay a death benefit except as may be provided under the annuity option elected.

Death of a Contract Owner who is not the Annuitant.

If a you die during the accumulation phase, and if your surviving spouse is the annuitant, the spouse may continue the Contract as the new owner. If your surviving spouse is not the annuitant, the accumulated value, less any applicable administration fees, interest change adjustment, or surrender charge, will be distributed to the beneficiary.

If you die during the income phase, we will not pay a death benefit.

Death of the Annuitant who is not a Contract Owner.

If the annuitant dies during the accumulation phase and before you or any joint owner, the death benefit is paid to the beneficiary. The beneficiary may elect to receive these benefits through one of the annuity options available under the Contract or in a single lump sum. If an election is not made by written request within one year after the death of the annuitant, the death benefit will be paid in a single lump sum.

If the annuitant dies during the income phase, we will not pay a death benefit except as may be provided under the annuity option elected.

Other provisions.

Except as otherwise provided above, payments made under the death benefit provisions will be made in one lump sum and must be made within 5 years after the date of your death or that of the annuitant. If, however, you or your beneficiary make a written choice of one of the two options described below, we will treat the proceeds as you or your beneficiary has chosen. The two options are:

     (i) Leave the proceeds of the Contract with us. The entire accumulated value must be paid in a lump sum to the beneficiary before the end of the fifth year after your death or that of the annuitant's death.

     (ii) Apply the proceeds to create an immediate annuity for the beneficiary, who will be the owner and annuitant. Payments under the annuity, or under any other method of payment we make available, must be for the life of the beneficiary, or for a number of years that is not more than the life expectancy of the beneficiary (as determined for Federal tax purposes) at the time of your death, and must begin within one year after your death or that of the annuitant's.

Amount of Death Benefit

If your Contract is issued on or after the annuitant's 80th birthday, the death benefit amount is the accumulated value, less any applicable interest change adjustment, surrender charge or administrative charges.

If your Contract is issued before the annuitant's 80th birthday, the death benefit amount is the amount described below, less any applicable interest change adjustment and administrative charges. The death benefit amount for the first Contract year is the greater of:

          (a) the sum of all net purchase payments made, less any amounts deducted through partial withdrawals; or

          (b)  the accumulated value of your Contract.

After the first year, the death benefit amount will be the greater of:

          (a)  the accumulated value of your Contract; or

          (b)  the death benefit reset amount.

The first death benefit reset amount will be determined on the last day of the first Contract Year and will be the greater of a) the accumulated value or b) the sum of all net purchase payments less any amounts withdrawn. Thereafter, the death benefit reset amount will be the greater of a) the accumulated value on the last day of the Contract Year or b) the prior death benefit reset amount plus any net purchase payments less withdrawals since the prior death benefit reset amount was determined.

If the Contract was issued prior to the annuitant's 75th birthday, the death benefit reset will occur on the last day of each Contract Year until the annuitant's 80th birthday. After age 80, the death benefit reset will occur every six Contract Years measured from the date the Contract was issued. However, if the Contract was issued on or after the annuitant's 75th birthday, the death benefit reset amount will continue to be the amount which was calculated on the last day of the Contract Year prior to the annuitant's 80th birthday and will not be redetermined.

The death benefit amount is determined as of the date due proof of death, Written Request for payment and all other requirements have been received at our Annuity Service Office.

Contracts Issued Under Section 401/457 of the Code

If the annuitant dies during the accumulation phase the death benefit will equal the accumulated value, less any applicable interest change adjustment, surrender charge, or administrative charges for Contracts issued under Section 401 or 457 of the Code with multiple participants.

                               ANNUITY PROVISIONS

The accumulated value on the annuity date, less any applicable administration charges, interest change adjustment, surrender charge and premium tax will be applied to an annuity option. Currently, we assess surrender charges only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments lasting for a period of less than ten years.

Annuity Date

Annuity payments will begin on the annuity date, unless your Contract has been surrendered or the proceeds have been paid to the designated beneficiary prior to that date. The annuity date must be on the later of the first day of the first month following the annuitant's 85th birthday or upon completion of five Contract years measured from the date of issue. Under certain qualified arrangements, distributions may be required before the annuity date. You may change the annuity date.

Annuity Options

The annuity option may be elected or changed if it was not irrevocable by written request, provided the annuitant is still alive. Election of an annuity option must be made before thirty days before the annuity date.

Currently, the minimum amount which you may apply under an annuity option is $5,000 and the minimum annuity payment is $50. If the accumulated value of your Contract is less than $5,000 when the annuity date arrives, we will make a lump sum payment of the remaining amount to you. If at any time payments are, or become, less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50. We reserve the right to change these requirements.

The following options are currently available:

     Option 1 - Life Annuity - An annuity payable in monthly, quarterly, semi-annual or annual payments during the lifetime of the annuitant, ceasing with the last installment due prior to the death of the annuitant. Since there is no provision for a minimum number of payments under this annuity option, the payee would receive only one payment if the annuitant died prior to the due date of the second payment, two payments if the annuitant died prior to the due date of the third payment, etc.

     Option 2 - Life Annuity with 60, 120, 180, or 240 Monthly Payments Guaranteed - An annuity payable in monthly, quarterly, semi-annual, or annual payments during the lifetime of the annuitant, with the guarantee that if, at the death of the annuitant, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments will be continued to the beneficiary during the remainder of the elected period.

     Option 3 - Joint and Survivor Income for Life - An annuity payable in monthly, quarterly, semi-annual, or annual payments while both the annuitant and a second person remain alive, and thereafter during the remaining lifetime of the survivor, ceasing with the last installment due prior to the death of the survivor. If the primary payee dies after payments begin, full payments or payments of 1/2 or 2/3, (whichever you elected when applying for this option) will continue to the other payee during his or her lifetime. Since there is no provision for a minimum number of payments under Annuity Option 3, the payees would receive only one payment if both the annuitant and the second person died prior to the due date of the second payment, two payments if they died prior to the due date of the third payment, etc.

     Option 4 - Income for a Fixed Period - An annuity payable in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than five nor more than thirty. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though we incur no mortality risk under this option.

With respect to any Option not involving a life contingency (e.g., Option 4 - Income for a Fixed Period), you may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date we receive proof of the claim, commuted and paid in a lump sum.

Value of Variable Annuity Payments

The dollar amount of your payment from the Investment Fund(s) will depend upon four things:

     * the value of your Contract in the Investment Fund(s) on the annuity commencement date;

     * the 4% assumed investment rate used in the annuity table for the Contract; and

     *    the performance of the Investment Funds you selected; and

     * if permitted in your state and under the type of Contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 4% plus the amount of the deductions, your annuity payments will decrease.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable annuity payments is described in more detail in the Statement of Additional Information.

                              FEDERAL TAX MATTERS

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

If you purchase the Contract under a pension plan, specially sponsored program, or an individual retirement annuity, your Contract is referred to as a qualified Contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals -  Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals -  Qualified Contracts

The above information describing the taxation of non-qualified Contracts does not apply to qualified Contracts. There are special rules that govern with respect to qualified Contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals -  Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

         (1)      reaches age 59 1/2;
         (2)      leaves his/her job;
         (3)      dies;
         (4)      becomes disabled (as that term is defined in the Code); or
         (5)      in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Funds are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the Investment Funds. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Funds.

Section 403(b) Plans

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The Investment Company Act of 1940 has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no-action letter allows the Separate Account to apply the restrictions created by Code
Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure Contract Owners are aware of the Code restrictions. General American believes it is in compliance with the provisions of the no-action letter.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. These plans are subject to various restrictions on contributions and distributions.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

                            YIELDS AND TOTAL RETURNS

We periodically advertise performance of the various Investment Funds. We will calculate performance by determining the percentage change in the accumulated value for selected periods. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the mortality and expense charges, and surrender charges.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

The Separate Accounts

Separate Account 26 was established on February 10, 1994 and Separate Account 27 was established on August 11, 1994, pursuant to authorization by our Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve supervision of the management, investment practices, policies of the Separate Accounts, or of us by the SEC.

Purchase payments may be received by the Separate Accounts from individual variable annuity contracts that are qualified Contracts entitled to favorable tax treatments under the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Any such purchase payments are pooled together and invested separately from our General Account (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Accounts.

Under New York law, the net assets of the Separate Accounts are held for the exclusive benefit of the owners of the Contracts and for the persons entitled to annuity payments which reflect the investment results of the Separate Accounts. That portion of the assets of each Separate Account equal to the reserves and other liabilities under the Contracts participating in it is not chargeable with liabilities arising out of any other business that we may conduct. The income, gains, and losses, whether or not realized, from the assets of each Investment Fund of a Separate Account are credited to or charged against that Investment Fund without regard to any other income, gains, or losses.

Separate Accounts 26 and 27 currently have seven Investment Funds.  These are:

         *        AIM V.I. Capital Appreciation Fund
         *        AIM V.I. Diversified Income Fund
         *        AIM V.I. Global Growth and Income Fund
         *        AIM V.I. Government Securities Fund
         *        AIM V.I. International Equity Fund
         *        AIM V.I. Money Market Fund
         *        AIM V.I. Telecommunications Fund

These are the only Investment Funds currently available under the Contracts.

Principal Underwriter

________________________[address],  acts as the  distributor  of the  Contracts.
_______________ is one of our affiliates. _______________ will pay distribution compensation to selling broker/dealers in varying amounts which under normal circumstances are not expected to exceed 5.25% of purchase payments for such Contracts, plus 0.25% of the Contract value in all Investment Funds per year. As an alternative, _______________ may pay distribution compensation to selected broker/dealers in amounts which are not expected to exceed 6.0% of purchase payments for such Contracts, with no residual payments.

Voting Rights

We are the legal owner of the Investment Fund shares. However, we believe that when an Investment Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Written Notice or Written Request

A written notice or written request is any notice or request that you send to us requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.

Assignments and Changes of Ownership

With respect to nonqualified individual Contracts, an assignment or change in ownership of the Contract or of any interest in it will not bind us unless:

     (1)  it is made in a written instrument;

     (2) the original instrument or a certified copy is filed at our Annuity Service Office; and

     (3)  we send you a receipt.

We are not responsible for the validity of any assignment. If a claim is based on an assignment or change of ownership, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a beneficiary. Any amounts due under a valid assignment will be paid in one lump sum.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount, or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Annuity Service Office.

Any request received by us which is not specifically addressed in an assignment document must be in writing and signed by both the assignor and the assignee.

Ownership

You, as the owner of the Contract, have all the rights under the Contract. Prior to the Annuity Commencement Date, the owner is as designated at the time the Contract is issued, unless changed. If there are joint owners, any rights of ownership must be done by joint action.

The Beneficiary

The beneficiary is the person or legal entity that may receive benefits under the Contract in the event of the annuitant's or your death. The original beneficiary is named in the Contract Application. Subject to any assignment of a Contract, you may change the beneficiary designation during the lifetime of the annuitant by the filing of a written request acceptable to us at our Annuity Service Office. If Annuity Option 3 (Joint and Survivor Income for Life) is selected, the designation of the second annuitant may not be changed after annuity payments begin. If the beneficiary designation is changed, we reserve the right to require that the Contract be returned for endorsement. A beneficiary who becomes entitled to receive benefits under the Contract may also designate, in the same manner, a second beneficiary to receive any benefits which may become payable under the Contract to him or her by reason of the primary beneficiary's death. If a beneficiary has not been designated by you or if a beneficiary so designated is not living on the date a lump sum death benefit is payable or on the date any annuity payments are to be made, the beneficiary shall be your estate.

Deferment of Payment

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may also delay the payment of a surrender or partial withdrawal from the Fixed Account for up to six months from receipt of written request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.

Year 2000

We have developed and initiated plans to assure that our computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on our financial position or results of operation. We believe that we have taken all reasonable steps to address these potential problems. There can be no assurance, however, that the steps taken will be adequate to avoid any adverse impact.

Financial Statements

The financial statements for Security Equity and both Separate Accounts 26 and 27 (as well as the auditors' reports thereon) are included in the Statement of Additional Information.

Statement of Additional Information - Table of Contents

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION
      Reduction of the Surrender Charge

PERFORMANCE INFORMATION
      Total Return
      Money Market Yield Calculation
      Yields of Other Investment Funds
      Historical Unit Values
      Effect of the Annual Contract Fee

FEDERAL TAX STATUS
      General
      Diversification
      Multiple Contracts
      Contracts Owned by Other than Natural Persons
      Tax Treatment of Assignments
      Income Tax Withholding
      Tax Treatment of Withdrawals - Non-Qualified Contracts
      Qualified Plans
      Tax Treatment of Withdrawals - Qualified Contracts
      Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
      Computation of the Value of an Annuity Unit
      Determination of the Amount of the First Annuity Installment Determination of the Fluctuating Values of the Annuity Installments

GENERAL MATTERS
      Participating
      Incorrect Age or Sex
      Annuity Data
      Quarterly Reports
      Incontestability
      Ownership
      Reinstatement

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL PROCEEDINGS

OTHER INFORMATION

FINANCIAL STATEMENTS



                                   APPENDIX A

Example of Surrender Charge Calculations

This example assumes that the date of the full surrender or partial withdrawal is during the 10th Contract Year.

    1                     2            3                     4
    -                     -            -                     -
    1                 $2,000           0%                      $0
    2                 $2,000           0%                      $0
    3                 $2,000           0%                      $0
    4                 $2,000           0%                      $0
    5                 $2,000           1%                  $20.00
    6                 $2,000           2%                  $40.00
    7                 $2,000           3%                  $60.00
    8                 $2,000           4%                  $80.00
    9                 $2,000           5%                 $100.00
    10                $2,000           6%                 $120.00
                      ------                              -------
                      $20,000                             $420.00

Explanation of Columns in Table

Column 1:
Represents Contract Years

Column 2:
Represents amounts of Net Purchase Payments. Each Net Purchase Payment is made on the first day of each Contract Year.

Column 3:
Represents the surrender charge percentages imposed on the amounts in Column 2.

Column 4:
Represents the surrender charge imposed on each Net Purchase Payment. It is determined by multiplying the amount in Column 2 by the percentage in Column 3.

For example, the surrender charge imposed on Net Purchase Payment 7

= Net Purchase Payment 7 Column 2 x Net Purchase Payment 7 Column 3
= $2,000 x 3%
= $60

Full Surrender

The total of Column 4, $420, represents the total amount of surrender charge imposed on Net Purchase Payments in this example. No free amount is allowed upon full surrender. If the Accumulated Value is $30,000, the amount received upon surrender would be $29,580, less any applicable interest change adjustment or administrative fees.

Partial Withdrawal

The sum of amounts in Column 4 for as many Net Purchase Payments as are liquidated reflects the surrender charge imposed in the case of a partial withdrawal.

If the Accumulated Value is $30,000, $6,000 can be withdrawn without incurring a surrender charge ("free amount"). This assumes that there have been at least two Contract Years since January 1, 1996, and no free amounts have been withdrawn in the prior Contract year. The free amount does not reduce premiums still subject to charge.

For example, if $20,000 were withdrawn, the first $6,000 represents the free amount. The next $14,000 would be a withdrawal of the first seven Net Purchase Payments. The amount of surrender charges imposed would be the sum of amounts in Column 4 for Net Purchase Payments 1, 2, 3, 4, 5, 6, and 7 which is $120.

The amount received would be $19,880, less any applicable interest change adjustment.

Full Surrender following Partial Withdrawal

The Accumulated Value remaining after the partial withdrawal is $10,000. The first seven Net Purchase Payments were withdrawn as part of the partial withdrawal. If the Contract is fully surrendered in the 10th Contract Year after the partial withdrawal, the remaining three Net Purchase Payments will incur a surrender charge equal to the sum of the amounts in Column 4 for Net Purchase Payments 8, 9, and 10, which is $300.

The amount received would be $9,700, less any applicable interest change adjustment or administrative fees.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    issued by

                       SECURITY EQUITY SEPARATE ACCOUNT 26

                                       AND

                     SECURITY EQUITY LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED ________, 1999, FOR THE INDIVIDUAL VARIABLE ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: SECURITY EQUITY LIFE INSURANCE COMPANY, ____________ DEPARTMENT, P.O. BOX 208, ARMONK, NY 10504, (800) 533-8282.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED ___________, 1999.


                                TABLE OF CONTENTS
                                                                            Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION
         Reduction of the Surrender Charge

PERFORMANCE INFORMATION
         Total Return
         Money Market Yield
         Yields of Other Investment Funds
         Historical Unit Values
         Effect of the Annual Contract Fee

FEDERAL TAX STATUS
         General
         Diversification
         Multiple Contracts
         Contracts Owned by Other than Natural Persons
         Tax Treatment of Assignments
         Income Tax Withholding
         Tax Treatment of Withdrawals - Non-Qualified Contracts
         Qualified Plans
         Tax Treatment of Withdrawals - Qualified Contracts
         Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
         Computation of the Value of an Annuity Unit
         Determination of the Amount of the First Annuity Installment Determination of the Fluctuating Values of the Annuity Installments

GENERAL MATTERS
         Participating
         Incorrect Age or Sex
         Annuity data
         Quarterly Reports
         Incontestability
         Ownership
         Reinstatement

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL PROCEEDINGS

OTHER INFORMATION

FINANCIAL STATEMENTS



                                     COMPANY

Security Equity Life Insurance Company ("Security Equity") is a company domiciled in New York. It is a wholly-owned subsidiary of General American Life Insurance Company ("General American"), a stock insurance company domiciled in Missouri. Security Equity was incorporated in 1983 under the laws of the State of New York as a wholly-owned subsidiary of Security Mutual Life Insurance Company of New York. It was purchased by General American on December 31, 1993. Security Equity is licensed to do business in 40 states of the United States and the District of Columbia. The principal office of Security Equity is located at 84 Business Park Drive, Suite 303, Armonk, NY 10504. The telephone number is
(914) 273-1290.

Security Equity is principally engaged in writing individual and corporate owned life insurance policies and annuity contracts. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of Security Equity to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Accounts.

                                     EXPERTS

Audited financial statements of Security Equity Life Insurance Company and the Separate Account have been included in reliance upon the reports of ___________, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

___________________   ("_____________"),   the  principal   underwriter  of  the
Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Reduction of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the surrender charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the surrender charge.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction of the surrender charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION
Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Investment Fund over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the expenses for the underlying Investment Fund being advertised and any applicable surrender charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable surrender charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                P (1 + T) = ERV

Where:

P    = a hypothetical initial payment of $1,000

T    = average annual total return

n    = number of years

ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Fund will fluctuate over time, and any presentation of the Investment Fund's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Money Market Yield Calculation

Advertisements and sales literature concerning the Contracts may report the "current annualized yield" for the Investment Funds of the Separate Accounts that invests in the AIM Money Market Fund, without taking into account any realized or unrealized gains or losses on shares in the Fund. The annualized yield is computed by:

(a) determining the net change after 7 days (exclusive of realized gains and losses on shares of the underlying Investment Fund or on its respective portfolio securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of 1 unit at the beginning of the period;

(b) dividing such net change in account value by the value of the account at the beginning of the 7-day period to determine the base period return; and

(c)  annualizing the result of this division on a 365-day basis.

The net change in account value reflects (1) net income from the Investment Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the contract upon the hypothetical account. The charges and deductions include the per unit charges for mortality and expense risk, the administrative charge for the Investment Fund, and the annual contract fee. For the purpose of calculating current yields for a Contract, an average per unit contract fee is used, as described below. Current yield will be calculated according to the following formula:

     Current Yields = (NCF - ES/UV) X (365/7)

         Where:

          NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV   = the unit value for the first day of the 7-day period.

Security Equity advertisement and sales literature may also quote the "effective yield" of the Investment Fund investing in the AIM Money Market Fund for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                       365/7
                    Effective Yield = (1+((NCF-ES)/UV))       - 1,

         Where:

          NCF = the net change in the value of one unit in the Investment Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV   = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed on units according to the terms of the Contract, the yield for the Money Market Fund will be lower than the yield for the Investment Fund or the corresponding Trust which underlie the Investment Fund.

Yields on amounts in the Money Market Fund will normally fluctuate on a daily basis. For that reason the yield for any past period is not an indication nor a representation of future yields. The actual yield for the Investment Fund is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Investment Fund, and the operating expenses of the Fund. Yields on amounts held in the Money Market Fund may also be presented for periods other than seven days.


Yields of Other Investment Funds

Advertisements and sales literature for the Contract may report the current annualized yield of one or more of the Investment Funds (other than the Money Market Fund) for a 30-day or one-month period. The annualized yield of an Investment Fund refers to income generated by the Investment Fund during a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Investment Fund during the specified period is assumed to be generated every 30-day or one-month period over a year. The yield is computed by:

(1) dividing the net investment income of the fund corresponding to the Investment Fund less expenses for the Investment Fund for the period; by

(2) the maximum offering price per unit of the Investment Fund on the last day of the period times the daily average number of units outstanding for the period; then

(3)  compounding that yield for a 6-month period; and then

(4)  multiplying that result by 2.

Expenses attributable to the Investment Fund include the mortality and expense risk charge, the administrative charge for the Investment Fund, and the annual contract fee. A contract fee of $2.50 is used to calculate the 30-day or one-month yield as in the following equation:

                                                     6
                      Yield = 2x((((N1-ES)/(UxUV))+1) - 1)

         Where:

          NI = net investment income of the Fund for the 30-day or one-month period in question

          ES = expenses of the Investment Fund for the 30-day or one-month period

          U    = the average number of units outstanding

          UV = the unit value at the close of the last day in the 30-day or one- month period

Because of the charges and deductions imposed under the Contracts (ES in the equation) the yield for an Investment Fund will be lower than the yield for the corresponding Fund.

The yield on amounts in any Investment Fund will normally fluctuate. For that reason yields for any past periods are not indications nor representations of future yields. The actual yield for an Investment Fund is affected by the type and the quality of the portfolio securities held in the underlying Fund, and the operating expenses of the Fund.

Yield calculations do not take surrender charges into account, but such charges are deducted from amounts greater than ten percent of the Accumulated Value under a Contract if such amounts are withdrawn within the first six contract years after they were deposited.

Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the Investment Funds against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Fund being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Effect of the Annual Contract Fee

The Contract provides for the deduction each year of the lesser of $30 or 2% of an account's value provided the account value is less than $20,000. If the account value exceeds $20,000, or if the entire account value is in the Fixed Account, then no contract fee is charged. So that this charge can be reflected in yield and total return calculations it is assumed that the annual charge will be $30 and this charge is converted into a per-dollar, per-day charge based on the average Accumulated Value in the Separate Accounts of all the Contracts as of the last day of the period for which quotations are provided. The average value of Contracts in the Separate Accounts is assumed to be $20,000. The per-dollar, per-day average charge will be adjusted to reflect the assumptions underlying a particular performance quotation.

                               FEDERAL TAX STATUS

General

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.
Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Accounts are not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity Contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the Investment Funds underlying variable Contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Investment Fund will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable Contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Investment Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Accounts will cause the Owner to be treated as the owner of the assets of the Separate Accounts, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Accounts. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Accounts resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Accounts.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of Contracts. For purposes of this rule, Contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity Contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.
Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Computation of the Value of an Annuity Unit

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts.

As a starting point, the value of a Separate Account 26 and 27 annuity unit was established at $12.00. The value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (.99989256) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and (b) the net investment factor for the fifth business day preceding such business day.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $12.20, then the annuity unit for the current business day is $12.22, determined as follows:

      1.00176027        $12.200000
      X .99989256       X 1.00165264
      -----------       ------------
      1.00165264        $12.220162208


Determination of the Amount of the First Annuity Installment

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Investment Fund on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the Contract by the number of thousands of dollars of accumulated value of the Contract allocated to the Investment Fund.

If a greater first installment would result, Security Equity will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity Contracts then being issued for a similar class of annuitants.

Determination of the Fluctuating Values of the Annuity Installments

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

                                 GENERAL MATTERS

Participating

The Contracts share in Security Equity's divisible surplus while they are in force prior to the annuity commencement date. Each year Security Equity will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a Contract. If any divisible surplus is credited to a Contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with Security Equity to accumulate with interest.

Incorrect Age or Sex

If the age at issue or sex of the annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After Security Equity begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

Annuity Data

Security Equity will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to Security Equity.

Quarterly Reports

Quarterly, Security Equity will give the contract owner a report of the current accumulated value allocated to each Investment Fund; the current accumulated value allocated to the General Account; and any purchase payments, charges, transfers, or surrenders during that period. This report will also give the contract owner any other information required by law or regulation. The contract owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. Security Equity reserves the right to charge a fee for additional reports.

Incontestability

Security Equity cannot contest this Contract.

Ownership

The owner of the Contract on the contract date is the annuitant, unless otherwise specified in the application. The owner may specify a new owner by written notice at any time thereafter. During the annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the owner.

Reinstatement

A Contract may be reinstated if a stipulated payment is in default and if the accumulated value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the annuitant but before the annuity date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to Security Equity. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Accounts is held by Security Equity. The assets are kept physically segregated and held separate and apart from Security Equity's general account assets. Records are maintained of all purchases and redemptions of eligible shares held by each of the Investment Funds of the separate account.

                                STATE REGULATION

Security Equity is a stock life insurance company organized under the laws of the State of New York, and is subject to regulation by the New York State
Insurance Department. An annual statement is filed with the New York State Insurance Department on or before March 1 of each year covering the operations and reporting on the financial condition of Security Equity as of December 31 of the preceding calendar year. Periodically, the New York State Insurance Department examines the financial condition of Security Equity, including the liabilities and reserves of the Separate Accounts.

In addition, Security Equity is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Accounts will be maintained by Security Equity. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Security Equity will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Accounts are a party or to which the assets of the Separate Accounts are subject. Security Equity is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Accounts.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the Separate Account included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            [TO BE FILED BY AMENDMENT]


                                     PART C
                                OTHER INFORMATION



Item 24. Financial Statements and Exhibits
             (a) Financial Statements

         [To be filed by amendment}

             (b) Exhibits

         (1) -- Resolutions of the Board of Directors of Security Equity Life Insurance Company ("Security Equity") establishing the Separate Account. 1
         (2) --  Not Applicable
         (3) (a)-- Distribution Agreement.  2
             (b)-- Agency (Selling) Agreement. 2
         (4) (a)-- Form of variable annuity contract 6000531. 4
             (b)-- Form of individual retirement account endorsement 6090031. 4
         (5) --  Form of Contract Application. 2
         (6) (a)-- Certificate of Incorporation of Security Equity. 1
             (b)-- By-laws of Security Equity. 1
         (7) --  Not applicable
         (8) -- Participation Agreement.  2
         (9) -- Opinion and Consent of Counsel. (To be filed by amendment)
         (10)-- Consent of Independent Accountants. (To be filed by amendment)
         (11)-- No financial statements are omitted from item 23.
         (12)-- Not applicable
         (13)-- Not applicable

         (14)-- Powers of attorney for Security Equity Life Insurance Company Directors Richard A. Liddy, Edwin Trusheim, Virginia V. Weldon, Ted C. Wetterau, Carson E. Beadle, David D. Holbrook, Stanley Goldstein, James R. Elsesser, Bernard H Wolzenski, Leonard M. Rubenstein, A. Greig Woodring, William C. Thater. 1 Willard N. Archie 3


         1 Incorporated herein by reference to the initial Registration Statement (file no. 33-87248) filed on 9 December 1994.


         2 Incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 33-87248) filed on 14 April 1995.

         3 Incorporated herein by reference to Post-Effective Amendment No. 1 (file 33-87144) filed on 29 April 1996.

         4 Incorporated herein by reference to Post-Effective Amendment No. 2 (file 33-87248) filed on 25 April 1997.



                                      C-1



Item 25.  Directors and Officers of the Depositor




OFFICER'S NAME AND PRINCIPAL                 POSITIONS AND OFFICES
     BUSINESS ADDRESS*                           WITH DEPOSITOR
     -----------------                           --------------

Ralph H. Gorter                              Second Vice President

Judith A. Maron                              Second Vice President

Karla Huskey                                 Controller
General American Life
 Insurance Company
700 Market Street
St. Louis, MO 63101

William C. Thater                            President and Director


Matthew P. McCauley                          Secretary and
General American Life                        and General Counsel
  Insurance Company
700 Market Street
St. Louis, MO   63101

* The principal business address of each person listed is Security Equity Life Insurance Company, 84 Business Park Drive, Suite 303, Armonk, New York 10504, unless otherwise indicated.


                                      C-2




DIRECTORS                                    POSITIONS AND OFFICES
                                                 WITH DEPOSITOR

Willard N. Archie                            Director
Mitchell, Titus & Company
One Battery Park Plaza
New York, New York 10004-1461

Carson E. Beadle                             Director
Carson E. Beadle, Inc.
750 Park Avenue, Apt. 14E
New York, New York   10021

James R. Elsesser                            Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri   63164

Stanley Goldstein                            Director
Goldstein, Golub, Kessler & Company
New York, New York   10036

David D. Holbrook                            Director
J&H, Marsh & McLennan, Inc.
1166 Avenue of the Americas
New York, New York   10036

Richard A. Liddy                             Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri   63101

Leonard M. Rubenstein                        Director
Conning Asset Management Company
700 Market Street
St. Louis, Missouri   63101

William C. Thater                            Director and President
Security Equity Life Insurance Company
84 Business Park Drive, Suite 303
Armonk, New York   10504

H. Edwin Trusheim                            Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri   63101





                                      C-3





Directors                                    Positions and Offices
                                               with Depositor

Virginia V. Weldon, M.D.                     Director
212 Carlyle Lake
St. Louis, Missouri 63141

Ted C. Wetterau                              Director
Wetterau Associates, L.L.C.
8112 Maryland Avenue, Suite 250
St. Louis, Missouri 63105

Bernard H Wolzenski                          Director
General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri   63101

A. Greig Woodring                            Director
Reinsurance Group of America, Inc.
660 Mason Ridge Center Drive, Suite 300
St. Louis, Missouri   63141




                                      C-4



Item 26.Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Security Equity Life Insurance Company ("Security Equity"), is under common control with the following companies, all of which are controlled by General American Life Insurance Company ("General American"):


General American Mutual Holding Company:  a mutual holding company.

GenAmerica Corporation: formed to hold all of the stock of General American Life Insurance Company.

Walnut Street Securities, Inc.: wholly-owned, third-tier subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.

          Walnut Street Advisers, Inc.: wholly-owned subsidiary of Walnut Street Securities engaged in the business of giving investment advice.

          WSS Insurance Agencies (Alabama, Massachusetts, Ohio, Texas), Inc.: formed to act as insurance agencies.

     Collaborative Strategies, Inc.: wholly-owned business management consulting company.

     GenAmerica Capital I: Wholly-owned Delaware trust formed for the purpose of issuing securities as an investment vehicle for GenAmerica Corporation.

     Missouri Reinsurance (Barbados), Inc.: wholly-owned Barbados exempt life, accident and health reinsurance company.

     NaviSys Incorporated: wholly-owned holding company formed to hold NaviSys Insurance Solutions, Inc., NaviSys Illustration Solutions, Inc., and NaviSys Enterprise Solutions, Inc.

          NaviSys Enterprise  Solutions,  Inc. (fka Beacon Software  Development
          Company,  Inc.):  80%  owned  by  NaviSys  Incorporated.   New  Jersey
          corporation providing enterprise life administration software.

          NaviSys Illustration Solutions, Inc. (fka ECTA Corporation): 100% owned by NaviSys Incorporated. Pennsylvania corporation providing sales illustration software.

     General American Life Insurance Company: an insurance company selling life and health insurance and pensions.

          Cova Corporation: wholly-owned subsidiary formed to own the former Xerox Life companies.

               Cova Financial Services Life Insurance Company: wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance.

                   First Cova Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance in New York.

                   Cova Financial Life Insurance Company: wholly-owned by Cova Corporation, engaged in the sale of life insurance and annuities in California.

               Cova Life Management Company: wholly-owned by Cova Corporation. Employer of the individuals operating the Cova companies.

                    Cova Investment Advisory Corporation: wholly-owned by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners.

                    Cova Investment Allocation Corporation: wholly-owned by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners.

                    Cova  Life  Sales   Company:   wholly-owned   by  Cova  Life
                    Management Company. Broker-dealer established to supervise sales of Cova Life contracts.

                    Cova Life Administration Services Company: 49% owned by Cova Life Management Company. Provides administrative services for Cova annuities. (51% owned by Genelco Incorporated.)

          General Life Insurance Company: wholly-owned subsidiary,  domiciled in
          Texas,   engaged  in  the  business  of  selling  life  insurance  and annuities.

               General   Life   Insurance   Company  of  America:   wholly-owned
               subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities.

          Paragon Life Insurance Company: wholly-owned subsidiary engaged in employer sponsored sales of life insurance.

          Equity Intermediary Company: wholly-owned subsidiary holding company formed to own stock in subsidiaries.

               Reinsurance Group of America, Incorporated: subsidiary, of which approximately 64% is owned by Equity Intermediary and the balance by the public.

                    RGA Sudamerica S.A.: Chilean subsidiary, of which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company, existing to hold Chilean reinsurance operations.

                         BHIF America Sequros de Vida S.A.: Chilean subsidiary, of which 50% is owned by RGA Sudamerica S.A. and 50% is owned by Chilean interests, engaged in business as a life/annuity insurer.

                         RGA Reinsurance Company Chile S.A.: 100% owned by RGA, engaged in business of reinsuring life and annuity business of BHIF America.

                    General American Argentina Sequros de Vida S.A.: Argentinean subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer.

                    Reinsurance Company of Missouri, Incorporated: wholly owned subsidiary formed for the purpose of owning RGA Reinsurance Company.

                          RGA Reinsurance Company: subsidiary of Reinsurance Group of America engaged in the reinsurance business.

                                Fairfield Management Group, Inc.: 100% owned subsidiary.

                                    Reinsurance  Partners,   Inc.: wholly-owned
                                    subsidiary  of Fairfield  Management Group,
                                    Inc., engaged in business as a reinsurance brokerage company.

                                    Great  Rivers  Reinsurance  Management,
                                    Inc.:  wholly-owned subsidiary of Fairfield
                                    Management Group, Inc., acting as a
                                    reinsurance manager.

                                    RGA (U.K.)  Underwriting  Agency  Limited:
                                    wholly-owned  by Fairfield Management Group,
                                    Inc.

                    RGA Reinsurance Company (Barbados) Ltd.: subsidiary of Reinsurance Group of America, Incorporated formed to engage in the exempt insurance business.

                         RGA/Swiss Financial Group, L.L.C.: 40% owned subsidiary formed to market and manage financial reinsurance business to be assumed by RGA Reinsurance Company.

                    Triad Re, Ltd.: Reinsurance Group of America, Incorporated owns 100% of all outstanding and issued shares of the Company's preferred stock. Reinsurance Group of America, Inc. owns 66.67% of all outstanding and issued shares of the Company's common stock. Schmitt-Sussman Enterprises, Inc. owns 33.33% of all outstanding and issued shares of the Company's common stock.

                    RGA Americas Reinsurance Company, Ltd.: Reinsurance Group of America, Incorporated owns 100% of this company.

                    RGA   International   Ltd.:  a  New  Brunswick   corporation
                    wholly-owned by Reinsurance Group of America, existing to hold Canadian reinsurance operations.

                         RGA   Financial   Products   Limited:   50%   owned
                         by RGA International Ltd. (100 Class A shares). Consolidated Risk Management Solutions Inc. owns other 50% (100 Class B shares).

                         RGA  Canada  Management  Company,   Ltd.:  a  New
                         Brunswick corporation wholly-owned by G.A. Canadian Holdings, existing to accommodate Canadian investors.

                              RGA Life Reinsurance Company of Canada:
                              wholly-owned by RGA Canada Management Company,
                               Ltd.

          RGA Holdings Limited: holding company formed in the United Kingdom to own two operating companies: RGA Managing Agency Limited and RGA Capital Limited.

                         RGA Capital Limited: company is a corporate member of a Lloyd's life syndicate.

          Benefit Resource Life Insurance Company (Bermuda) Ltd. (fka RGA Insurance Company (Bermuda) Limited): subsidiary formed to engage in insurance business.

          RGA Australian Holdings Pty Limited: holding company formed to own RGA Reinsurance Company of Australia Limited.

                    RGA  Reinsurance  Company of  Australia  Limited:  formed to
                    reinsure  the  life,   health  and   accident   business  of
                    non-affiliated Australian insurance companies.

          RGA South African Holdings (Pty) Ltd.: 100% owned by Reinsurance Group of America, Incorporated formed for the purpose of holding RGA Reinsurance Company of South Africa Limited.

                    RGA Reinsurance Company of South Africa Limited: 100% owned by RGA South African Holdings (Pty) Ltd.

          Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.

          General American Holding Company: wholly-owned subsidiary owning non-insurance subsidiaries.

               NaviSys Insurance Solutions, Inc. (fka Genelco Incorporated): wholly-owned, second-tier subsidiary engaged in the sale of computer software and in providing third party administrative services.

                    Genelco de Mexico, S.A. de C.V.: 99% owned by NaviSys Insurance Solutions, Inc., engaged in licensing of Genelco software products in Latin America.

                    Genelco Software, S.A.: 99% owned by NaviSys Insurance Solutions, Inc., engaged in licensing of Genelco software products in Spain.

                    Cova  Life  Administration   Services  Company:  51%  owned.
                    Provides administrative services for Cova annuities. (49% owned by Cova Life Management Company.)

               Conning Corporation: 63% owned, second-tier subsidiary formed to own the Conning companies (with the remainder owned by the public).

                    Conning, Inc.: a holding company organized under Delaware law.

                         Conning & Company: a Connecticut corporation engaged in providing asset management and investment advisory services as well as insurance research services.

                               Conning Asset Management Company: a Missouri corporation engaged in providing investment advice.

               Consultec, Inc.: wholly-owned, second-tier subsidiary engaged in providing data processing services for government entities.

               Red Oak Realty Company: wholly-owned, second-tier subsidiary formed for the purpose of investing in and operating real estate.

               GenMark  Incorporated:   wholly-owned,   second-tier   subsidiary
               company acting as distribution company.

                    Stan Mintz Associates, Inc.: wholly-owned subsidiary purchased to maintain a significant marketing presence in the Madison, Wisconsin area upon the retirement of General Agent Stan Mintz.

               White Oak Royalty Company: wholly-owned, second-tier subsidiary formed to own mineral interests.

    Mutual funds associated with General American Life Insurance Company:

     General American Capital Company


Item 27.  Number of Contract Owners as of __________, 1999: ____



Qualified       ____
Non-Qualified   ____


Item 28.  Indemnification

Sections 721 and 722 of the New York Business Corporation Law, in brief, allow a corporation to indemnify any person made or threatened to be made a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and


                                     C-11



necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful. Where any person is made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor, indemnification shall not be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court on which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. A corporation has the power to give any further indemnification and advancement of expenses to any person who is or was a director, officer, or other corporate personnel, whether such right is contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled.

In accordance with New York law, Security Equity's Board of Directors adopted the following by-law:

                                   ARTICLE VII

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate,


                                     C-12



is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


                                     C-13


The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

     (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

     (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

          (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer of employee, or

          (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to


                                     C-14

indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

Nothing   herein   shall   affect   the  right  of  any  person  to  be  awarded
indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with law.

If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

The  Corporation  shall have the power, in furtherance of the provisions of this
Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Item 29. Principal Underwriters

     (a) ____________ serves as the principal underwriter and distributor for the variable annuity contracts using Separate Account 26 and Separate Account 27 of Security Equity and funded by AIM Variable Insurance Funds, Inc.

     (b)  Directors and Officers


                                     C-15




NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS*                         WITH UNDERWRITER
-----------------                         ----------------
William J. Guilfoyle                   President and Chairman of the Board

Raymond R. Cunningham                  Senior Vice President - Director of Sales
and Director

Helge K. Lee                           Secretary and Chief Legal and Compliance
Officer

Richard W. Healey                      Senior Vice President - Director of
Marketing and Director

Stephen A. Maginn                      Senior Vice President - Regional Sales
519 S. Juanita                         Manager
Redondo Beach, CA 90277

Donna B. Abrahamson                    Vice President - Account Management

Hallie L. Baron                        Vice President - Public Relations &
Shareholder Communications

Jon Burke                              Vice President
31 Darlene Drive
Southboro, MA  01772

Gary M. Castro                         Assistant Treasurer & Controller

Kenneth W. Chancey                     Senior Vice President - Fund Accounting

Anthony DiBacco                        Vice President
30585 Via Lindosa
Laguna Niguel, CA  92677




                                     C-16





Name and Principal Business                   Positions and Offices
   Address*                                      with Underwriter
   --------                                      ----------------
Philip B. Christopher                  Vice President
3621 59th Avenue, SW
Seattle, WA  98116

Stephen Duffy                          Vice President
1120 Gables Drive
Atlanta, GA  30319

Philip D. Edelstein                    Senior Vice President - Regional Sales
9 Huntly Circle                        Manager
Palm Beach Gardens, FL  33418

Glen R. Farinacci                      Vice President
86 University Place
Staten Island, NY  10301

Ned E. Hammond                         Vice President
5901 McFarland Ct.
Plano, TX  75093-4317

David P. Hess                          Assistant Secretary and Director of
                                       Mutual Fund Compliance

Richard Kashnowski                     Vice President
1368 S. Ridge Drive
Mandeville, LA  70448

Allen M. Kuhn                          Vice President
19655 Red Maple Lane
Jupiter, FL  33458

Earle A. Malm II                       Chief Operating Officer

Christine C. Mangan                    Vice President - Dealer Marketing

Steven C. Manns                        Vice President
1941 West Wolfram
Chicago, IL  60657

Wayne F. Meyer                         Vice President
2617 Sun Meadow Drive
Chesterfield, MO  63005

Christine M. Pallatto                  Senior Vice President - Director of Human
                                       Resources




                                     C-17





Name and Principal Business                   Positions and Offices
Address*                                         with Underwriter
--------                                         ----------------
Dean Phillips                          Vice President
3406 Bishop Park Drive, #428
Winter Park, FL  32792

Dennis W. Reichert                     Assistant Treasurer and Budget Director

Pamela Ruddock                         Vice President - Fund Administration

Philip Schertz                         Vice President
25 Ivy Place
Wayne, NJ  07470

Michael A. Silver                      Assistant Secretary and Assistant General
Counsel

Peter Sykes                            Vice President
1655 E. Sherman Avenue
Salt Lake City, UT 84105

Margo A. Tammen                        Vice President - Finance & Administration

Lance Vetter                           Vice President
10915 La Sallnas Circle
Boca Raton, FL  33428

Tommy D. Wells                         Vice President
25 Crane Drive
Sam Anselmo, CA  94960

Todd H. Westby                         Vice President
3405 Goshen Road
Newtown Square, PA  19073

Claus te Wildt                         Vice President - Director of Strategy and
Business Planning

Peter J. Wolfert                       Senior Vice President - Information
                                       Technology

Paul Woznlak                           Vice President - Fund Accounting

Eric T. Zeigler                        Vice President
437-30th St.
Manhattan Beach, CA  90266

* Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, California 94111.


                                     C-18

     (c) Principal Underwriter


                    1998 Brokerage          1998 Compensation
                     Commission

___________            $_________             $___________



                                     C-19



Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Security Equity at its administrative offices, 84 Business Park Drive, Suite 303, Armonk, New York 10504, or by its service provider, General American Life Insurance Company or its wholly-owned, second tier subsidiary, Genelco Incorporated, located at 9735 Landmark Parkway Drive, St. Louis, Missouri 631278-1690.


Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contracts may be accepted.

(b) The Registrant undertakes to include, as part of the application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Security Equity at the address or phone number listed in the prospectus.

(d) The Registrant represents that it is relying upon a "no-action" letter (No. IP-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(l), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(ll) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(ll) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) Security Equity hereby represents that the fees and charges deducted under the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks incurred by Security Equity.



                                     C-20



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Armonk, State of New York, on the 18th day of August, 1999.


                                             SECURITY EQUITY SEPARATE
                                             ACCOUNT 26 (REGISTRANT)


                                             By: SECURITY EQUITY LIFE INSURANCE
                                             COMPANY (for Registrant and as
                                             Depositor)




                                           By: /s/WILLIAM C. THATER
                                              -------------------------------
                                                William C. Thater
                                                President
                                                Security Equity Life
                                                Insurance Company





                                   C-21


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in their capacities with Security Equity Life Insurance Company and on the dates indicated.


SIGNATURE                                    TITLE                    DATE

/s/WILLIAM C. THATER
-----------------------------                                         8/18/99
William C. Thater                       President
                                        (Principal Executive
                                        Officer)

/s/KARLA HUSKEY                         Controller                     8/23/99

-----------------------------
Karla Huskey

*
-----------------------------
Willard N. Archie                       Director

*
-----------------------------
Carson E. Beadle                        Director

*
-----------------------------
James R. Elsesser                       Director

*
-----------------------------
Stanley Goldstein                       Director

*
-----------------------------
David D. Holbrook                       Director

*
-----------------------------
Richard A. Liddy                        Director

*
-----------------------------
Leonard M. Rubenstein                   Director

/s/WILLIAM C. THATER
-----------------------------                                         8/18/99
William C. Thater                       Director




                                     C-22





SIGNATURE                                    TITLE                    DATE

*
-----------------------------
H. Edwin Trusheim                       Director

*
-----------------------------
Virginia V. Weldon                      Director

*
-----------------------------
Ted C. Wetterau                         Director

*
-----------------------------
Bernard H Wolzenski                     Director

*
-----------------------------
A. Greig Woodring                       Director

By /s/WILLIAM C. THATER
  --------------------------
    William C. Thater


* Original powers of attorney authorizing William C. Thater to sign the Registration Statement and amendments thereto on behalf of the Directors of Security Equity Life Insurance Company are on file with the SEC.


                                     C-23






                                 Exhibit Index